SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION
Financial information, by reportable segment from continuing operations

(In millions)	2016	2015	2014

Net sales to unaffiliated customers
Label and Graphic Materials	$4,187.3	$4,032.1	$4,298.7
Retail Branding and Information Solutions	1,445.4	1,443.4	1,516.0
Industrial and Healthcare Materials	453.8	491.4	515.6

Net sales to unaffiliated customers	$6,086.5	$5,966.9	$6,330.3

Intersegment sales
Label and Graphic Materials	$63.4	$61.3	$64.2
Retail Branding and Information Solutions	2.9	2.9	2.5
Industrial and Healthcare Materials	7.2	14.8	19.1

Intersegment sales	$73.5	$79.0	$85.8

Income from continuing operations before taxes
Label and Graphic Materials	$516.2	$453.4	$396.9
Retail Branding and Information Solutions	102.6	51.6	68.5
Industrial and Healthcare Materials	54.6	57.1	45.2
Corporate expense	(136.4)	(92.7)	(86.5)
Interest expense	(59.9)	(60.5)	(63.3)

Income from continuing operations before taxes	$477.1	$408.9	$360.8

Capital expenditures
Label and Graphic Materials	$118.8	$68.3	$100.6
Retail Branding and Information Solutions	50.9	51.0	37.3
Industrial and Healthcare Materials	7.2	19.6	14.3

Capital expenditures	$176.9	$138.9	$152.2

Depreciation and amortization expense
Label and Graphic Materials	$103.1	$104.9	$108.2
Retail Branding and Information Solutions	64.3	70.6	79.2
Industrial and Healthcare Materials	12.7	12.8	14.2

Depreciation and amortization expense	$180.1	$188.3	$201.6

Other expense, net by reportable segment
Label and Graphic Materials	$13.0	$12.1	$41.5
Retail Branding and Information Solutions	9.8	45.7	22.0
Industrial and Healthcare Materials	1.9	8.0	4.3
Corporate	40.5	2.5	.4

Other expense, net	$65.2	$68.3	$68.2

Other expense, net by type
Restructuring charges:
Severance and related costs	$14.7	$52.5	$54.7
Asset impairment charges and lease and other contract cancellation costs	5.2	7.0	11.4
Other items:
Net loss from curtailment and settlement of pension obligations	41.4	.3	1.6
Net gains on sales of assets	(1.1)	(1.7)	(2.5)
Transaction costs	5.0	–	–
Legal settlements	–	(.3)	–
Loss on sale of product line and related exit costs	–	10.5	–
Indefinite-lived intangible asset impairment charge	–	–	3.0

Other expense, net	$65.2	$68.3	$68.2

Summary of net sales to unaffiliated customers

(In millions)	2016	2015	2014

Net sales to unaffiliated customers
U.S.	$1,525.6	$1,546.8	$1,529.4
Europe	1,838.8	1,753.0	2,074.4
Asia	1,996.1	1,924.0	1,914.2
Latin America	450.5	466.3	522.9
Other international	275.5	276.8	289.4

Net sales to unaffiliated customers	$6,086.5	$5,966.9	$6,330.3

Summary of property, plant and equipment, net

(In millions)	2016	2015	2014

Property, plant and equipment, net
U.S.	$278.5	$263.4	$261.5
International	636.7	584.5	613.8

Property, plant and equipment, net	$915.2	$847.9	$875.3